Expense Example (dei_DocumentInformationDocumentAxis, (PIMCO Global Diversified Allocation Portfolio), Advisor Class, USD $)	0 Months Ended
Feb. 04, 2013
(PIMCO Global Diversified Allocation Portfolio) | Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	$ 350